INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS

NOTE 21 – INTANGIBLE ASSETS, NET

The movement of intangible assets in the year is as follows:

	Balance on				Balance on
	12/31/2020	Additions	Write-offs	Transfers	12/31/2021
Linked to the Concession - Generation	428,861	4,046,941	575	(3,533)	4,472,844
In service	405,153	4,021,800	575	(3,297)	4,424,231
Cost	287,179	8,715	(295)	10,468	306,067
Accumulated amortization	(15,697)	(251,785)	—	(13,765)	(281,247)
Provision for recoverable value of assets (Impairment)	(872)	(1,019)	870	—	(1,021)
Renegotiation of Hydrological Risk (a)	134,543	4,265,889	—	—	4,400,432
In progress	23,708	25,141	—	(236)	48,613
Cost	23,708	25,141	—	(236)	48,613

Linked to the Concession - Transmission	2,092	—	—	—	2,092
In Service - Cost	791	—	—	—	791
In Progress - Cost	1,301	—	—	—	1,301

Not Related to the Concession (Other Intangible Assets) - Administration	354,540	107,137	50,407	5,156	517,240
In service	8,658	20,288	50,981	58,294	138,221
Cost	1,027,678	62,514	(2,525)	(172,966)	914,701
Accumulated amortization	(702,732)	(42,226)	—	37,549	(707,409)
Provision for recoverable value of assets (Impairment)	(316,288)	—	53,506	193,711	(69,071)
In Progress	345,882	86,849	(574)	(53,138)	379,019
Cost	345,882	86,849	(574)	(53,138)	379,019

Total	785,493	4,154,078	50,982	1,623	4,992,176

	Balance on				Balance on
	12/31/2019	Additions	Write-offs	Transfers	12/31/2020
Linked to the Concession - Generation	466,556	(318)	(36,186)	(1,191)	428,861
In service	444,414	(7,888)	(30,182)	(1,191)	405,153
Cost	301,982	7,999	(7,414)	(15,388)	287,179
Accumulated amortization	(14,450)	(15,444)	—	14,197	(15,697)
Provision for recoverable value of assets (Impairment)	(6,439)	(443)	6,010	—	(872)
Renegotiation of Hydrological Risk (a)	163,321	—	(28,778)	—	134,543
In Progress	22,142	7,570	(6,004)	—	23,708
Cost	22,142	7,570	(6,004)	—	23,708

Linked to the Concession - Transmission	2,092	—	—	—	2,092
In service – Cost	791	—	—	—	791
In progress – Cost	1,301	—	—	—	1,301

Not Linked to the Concession (Other Intangibles) - Administration	349,714	84,854	(48,477)	(31,551)	354,540
In service	95,793	(40,274)	(48,477)	1,616	8,658
Cost	1,053,351	6,721	(48,477)	16,083	1,027,678
Accumulated amortization	(641,270)	(46,995)	—	(14,467)	(702,732)
Provision for recoverable value of assets (Impairment)	(316,288)	—	—	—	(316,288)
In Progress	253,921	125,128	—	(33,167)	345,882
Cost	306,852	125,128	—	(33,167)	398,813
Outros	(52,931)	—	—	—	(52,931)

Total	818,362	84,536	(84,663)	(32,742)	785,493

(a)Renegotiation of Hydrological Risk

With the approval of Law No. 14,052/2020, the value of R$ 4,265,889 was registered in intangible assets, in conformity with IAS 38 – Intangible Assets, resulting from the extension of the period of concession for the power plants/hydroelectrical complexes object of ANEEL Resolutions No. 2,919 /2021 and 2,932/2021. More details can be found in note 3.

Accounting Policy

Intangible assets with defined useful lives acquired separately are recorded at cost, less amortization and accumulated impairment losses. Amortization is recognized using the straight-line method based on the estimated useful lives of the assets. The estimated useful life and the amortization method are reviewed at the end of each year and the effect of any changes in estimates is accounted for prospectively. Intangible assets with indefinite useful lives acquired separately are recorded at cost, less accumulated impairment losses.

The costs related to the renegotiation of hydrological risk (GSF) were recognized based on IAS 38 - (paragraph 44) and under the perspective of the purchase of intangible assets by government concession (government grant), together with IAS 20 – Government Grants (paragraph 23), as such an agreement can be considered, by analogy, to be a government grant award, represented by an intangible asset received as part of the hydrological risk renegotiation agreement. Additionally, the intangible asset was recognized at fair value considering the best estimate, based on parameters determined by ANEEL regulations and the compensation amounts calculated by CCEE. Amortization is recognized using the straight-line method until the end of the concession period, adjusted to the extent from the renegotiation of hydrological risk.